UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 954 527-7500

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Templeton Foreign Fund
Class A [TEMFX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$54	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,494,372,538
Total Number of Portfolio Holdings*	40
Portfolio Turnover Rate	11.84%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign Fund	PAGE 1	104-STSR-0425

Templeton Foreign Fund
Class C [TEFTX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$91	1.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,494,372,538
Total Number of Portfolio Holdings*	40
Portfolio Turnover Rate	11.84%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign Fund	PAGE 1	204-STSR-0425

Templeton Foreign Fund
Class R [TEFRX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$66	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,494,372,538
Total Number of Portfolio Holdings*	40
Portfolio Turnover Rate	11.84%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign Fund	PAGE 1	804-STSR-0425

Templeton Foreign Fund
Class R6 [FTFGX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$36	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,494,372,538
Total Number of Portfolio Holdings*	40
Portfolio Turnover Rate	11.84%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign Fund	PAGE 1	340-STSR-0425

Templeton Foreign Fund
Advisor Class [TFFAX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$42	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,494,372,538
Total Number of Portfolio Holdings*	40
Portfolio Turnover Rate	11.84%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign Fund	PAGE 1	604-STSR-0425

Templeton World Fund
Class A [TEMWX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Templeton World Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$53	1.05%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,677,322,390
Total Number of Portfolio Holdings*	41
Portfolio Turnover Rate	44.25%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton World Fund	PAGE 1	102-STSR-0425

Templeton World Fund
Class C [TEWTX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Templeton World Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$91	1.80%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,677,322,390
Total Number of Portfolio Holdings*	41
Portfolio Turnover Rate	44.25%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton World Fund	PAGE 1	202-STSR-0425

Templeton World Fund
Class R6 [FTWRX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Templeton World Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$39	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,677,322,390
Total Number of Portfolio Holdings*	41
Portfolio Turnover Rate	44.25%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton World Fund	PAGE 1	802-STSR-0425

Templeton World Fund
Advisor Class [TWDAX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Templeton World Fund for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$41	0.80%
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,677,322,390
Total Number of Portfolio Holdings*	41
Portfolio Turnover Rate	44.25%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton World Fund	PAGE 1	602-STSR-0425

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Funds
Financial Statements and Other Important Information
Semi-Annual | February 28, 2025
Templeton Foreign Fund
Templeton World Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 15
Notes to Financial Statements 19
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

Templeton Funds
Financial Highlights
Templeton Foreign Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.60 $7.78 $6.32 $7.77 $6.22 $6.61
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.18 0.16 0.13 0.18
c
0.10
Net realized and unrealized gains (losses) (0.15) 0.83 1.38 (1.28) 1.46 (0.25)
Total from investment operations ........ (0.13) 1.01 1.54 (1.15) 1.64 (0.15)
Less distributions from:
Net investment income .............. (0.18) (0.19) (0.08) (0.30) (0.09) (0.24)
Net asset value, end of period .......... $8.29 $8.60 $7.78 $6.32 $7.77 $6.22
Total return
d
....................... (1.33)% 13.28% 24.57% (15.25)% 26.57% (2.76)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.13% 1.12% 1.16% 1.15% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 1.10% 1.10% 1.10% 1.10% 1.07% 1.10%
Net investment income ............... 0.57% 2.26% 2.20% 1.80% 2.45%
c
1.55%
Supplemental data
Net assets, end of period (000’s) ........ $1,468,637 $1,606,239 $1,605,982 $1,418,293 $1,990,939 $1,766,365
Portfolio turnover rate ................ 11.84%
f
42.01% 14.85% 29.07% 37.85%
f
42.37%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3h for current period information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.59 $7.76 $6.29 $7.70 $6.17 $6.54
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.01) 0.12 0.10 0.07 0.13
c
0.05
Net realized and unrealized gains (losses) (0.14) 0.83 1.39 (1.27) 1.43 (0.25)
Total from investment operations ........ (0.15) 0.95 1.49 (1.20) 1.56 (0.20)
Less distributions from:
Net investment income .............. (0.11) (0.12) (0.02) (0.21) (0.03) (0.17)
Net asset value, end of period .......... $8.33 $8.59 $7.76 $6.29 $7.70 $6.17
Total return
d
....................... (1.67)% 12.40% 23.65% (15.95)% 25.55% (3.42)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.90% 1.87% 1.87% 1.91% 1.90% 1.94%
Expenses net of waiver and payments by
affiliates .......................... 1.85% 1.85% 1.85% 1.85% 1.82% 1.85%
Net investment income (loss) .......... (0.19)% 1.47% 1.41% 1.03% 1.81%
c
0.81%
Supplemental data
Net assets, end of period (000’s) ........ $14,724 $17,220 $21,611 $23,962 $39,083 $54,093
Portfolio turnover rate ................ 11.84%
f
42.01% 14.85% 29.07% 37.85%
f
42.37%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.58%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3h for current period information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.38 $7.58 $6.16 $7.58 $6.08 $6.47
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.16 0.14 0.11 0.16
c
0.08
Net realized and unrealized gains (losses) (0.15) 0.82 1.35 (1.25) 1.42 (0.24)
Total from investment operations ........ (0.14) 0.98 1.49 (1.14) 1.58 (0.16)
Less distributions from:
Net investment income .............. (0.16) (0.18) (0.07) (0.28) (0.08) (0.23)
Net asset value, end of period .......... $8.08 $8.38 $7.58 $6.16 $7.58 $6.08
Total return
d
....................... (1.49)% 13.09% 24.27% (15.54)% 26.29% (3.03)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.40% 1.38% 1.37% 1.41% 1.40% 1.44%
Expenses net of waiver and payments by
affiliates .......................... 1.35% 1.35% 1.35% 1.35% 1.32% 1.35%
Net investment income ............... 0.32% 2.03% 1.95% 1.57% 2.21%
c
1.33%
Supplemental data
Net assets, end of period (000’s) ........ $113,621 $121,214 $116,518 $103,984 $123,744 $109,187
Portfolio turnover rate ................ 11.84%
f
42.01% 14.85% 29.07% 37.85%
f
42.37%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3h for current period information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.43 $7.63 $6.20 $7.64 $6.12 $6.51
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.21 0.18 0.15 0.21
c
0.12
Net realized and unrealized gains (losses) (0.16) 0.81 1.36 (1.26) 1.43 (0.24)
Total from investment operations ........ (0.12) 1.02 1.54 (1.11) 1.64 (0.12)
Less distributions from:
Net investment income .............. (0.21) (0.22) (0.11) (0.33) (0.12) (0.27)
Net asset value, end of period .......... $8.10 $8.43 $7.63 $6.20 $7.64 $6.12
Total return
d
....................... (1.18)% 13.69% 25.02% (14.98)% 27.02% (2.38)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.79% 0.78% 0.77% 0.81% 0.79% 0.79%
Expenses net of waiver and payments by
affiliates .......................... 0.74% 0.74% 0.74% 0.73% 0.69% 0.70%
Net investment income ............... 0.93% 2.72% 2.57% 2.13% 2.86%
c
1.96%
Supplemental data
Net assets, end of period (000’s) ........ $362,551 $387,773 $341,058 $290,974 $531,344 $594,452
Portfolio turnover rate ................ 11.84%
f
42.01% 14.85% 29.07% 37.85%
f
42.37%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.63%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3h for current period information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.44 $7.64 $6.21 $7.64 $6.12 $6.51
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.20 0.17 0.15 0.20
c
0.11
Net realized and unrealized gains (losses) (0.15) 0.81 1.36 (1.26) 1.43 (0.24)
Total from investment operations ........ (0.12) 1.01 1.53 (1.11) 1.63 (0.13)
Less distributions from:
Net investment income .............. (0.20) (0.21) (0.10) (0.32) (0.11) (0.26)
Net asset value, end of period .......... $8.12 $8.44 $7.64 $6.21 $7.64 $6.12
Total return
d
....................... (1.20)% 13.55% 24.84% (14.99)% 26.88% (2.57)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.89% 0.88% 0.87% 0.92% 0.90% 0.94%
Expenses net of waiver and payments by
affiliates .......................... 0.85% 0.85% 0.85% 0.85% 0.82% 0.85%
Net investment income ............... 0.86% 2.54% 2.43% 2.06% 2.80%
c
1.79%
Supplemental data
Net assets, end of period (000’s) ........ $534,840 $672,907 $680,297 $602,921 $620,885 $857,179
Portfolio turnover rate ................ 11.84%
f
42.01% 14.85% 29.07% 37.85%
f
42.37%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3h for current period information.

Templeton Funds
Schedule of Investments (unaudited), February 28, 2025
Templeton Foreign Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 98.8%
China 6.5%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 4,978,170 $ 82,312,519
Prosus NV ..................... Broadline Retail 1,796,706 79,119,918
161,432,437
Denmark 2.8%
b,c
Orsted A/S , 144A , Reg S ........... Independent Power and Renewable Electricity
Producers 1,606,715 70,452,337
France 9.6%
Carrefour SA .................... Consumer Staples Distribution & Retail 7,577,200 100,624,062
Dassault Aviation SA .............. Aerospace & Defense 230,476 59,040,794
Forvia SE ...................... Automobile Components 3,045,697 26,764,589
Kering SA ...................... Textiles, Apparel & Luxury Goods 191,792 53,737,607
240,167,052
Germany 5.2%
Continental AG .................. Automobile Components 761,820 54,655,530
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,036,512 75,540,557
130,196,087
Hong Kong 3.9%
AIA Group Ltd. .................. Insurance 5,248,614 40,300,898
Prudential plc , ( GBP Traded) ........ Insurance 5,718,974 52,650,857
d
Prudential plc , ( HKD Traded) ........ Insurance 569,771 5,101,025
98,052,780
India 1.9%
HDFC Bank Ltd. ................. Banks 2,315,936 46,096,985
Japan 3.5%
Sumitomo Mitsui Financial Group, Inc. . Banks 3,463,203 88,163,638
Netherlands 4.2%
ING Groep NV .................. Banks 4,368,647 77,772,988
SBM Offshore NV ................ Energy Equipment & Services 1,241,735 26,137,349
103,910,337
Portugal 1.8%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 2,686,358 44,299,263
Singapore 1.6%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 1,589,809 39,833,303
South Korea 7.1%
b
LG Chem Ltd. ................... Chemicals 236,120 38,080,493
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,689,891 100,656,794
Shinhan Financial Group Co. Ltd. .... Banks 1,237,521 39,141,664
177,878,951
Sweden 2.8%
Securitas AB , B .................. Commercial Services & Supplies 4,777,675 69,070,403
Switzerland 2.1%
d
Adecco Group AG ................ Professional Services 1,939,119 52,775,280
Taiwan 2.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 2,325,694 70,936,029

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 30 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 16.8%
AstraZeneca plc ................. Pharmaceuticals 583,871 $ 88,338,868
Barratt Redrow plc ............... Household Durables 10,538,739 57,003,917
JD Sports Fashion plc ............. Specialty Retail 56,717,780 56,034,516
Lloyds Banking Group plc .......... Banks 77,742,905 72,158,928
Persimmon plc .................. Household Durables 3,843,052 58,539,329
Standard Chartered plc ............ Banks 5,453,120 87,796,836
419,872,394
United States 26.1%
Albemarle Corp. ................. Chemicals 415,213 31,983,857
BP plc ......................... Oil, Gas & Consumable Fuels 21,719,318 119,507,406
CNH Industrial NV ................ Machinery 8,277,034 106,608,198
CRH plc ....................... Construction Materials 621,555 63,824,652
Freeport-McMoRan, Inc. ........... Metals & Mining 1,621,078 59,833,989
Shell plc ....................... Oil, Gas & Consumable Fuels 2,784,975 93,060,987
Smurfit WestRock plc ............. Containers & Packaging 1,089,736 56,597,131
Stellantis NV .................... Automobiles 3,612,060 46,486,593
Swiss Re AG .................... Insurance 453,272 72,863,384
650,766,197
Total Common Stocks (Cost $ 2,185,778,952 ) ....................................
2,463,903,473
Short Term Investments 2.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 2.1%
Canada 2.1%
National Bank of Canada , 4.33% ,
3/03/25 ...................... 53,500,000 53,500,000
Total Time Deposits (Cost $ 53,500,000 ) ........................................
53,500,000
a a a a a
Total Short Term Investments (Cost $ 53,500,000 ) ................................
53,500,000
a a a
Total Investments (Cost $ 2,239,278,952 ) 100.9% ................................
$2,517,403,473
Other Assets, less Liabilities (0.9) % ...........................................
(23,030,935)
Net Assets 100.0% ...........................................................
$2,494,372,538
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At February 28, 2025, the value of this security was $82,312,519, represent-
ing 3.3% of net assets.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the value of this security was
$70,452,337, representing 2.8% of net assets.
d
A portion or all of the security is on loan at February 28, 2025. See Note 1(c).

Templeton Funds
Financial Highlights
Templeton World Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.62 $13.91 $11.85 $15.52 $12.71 $12.76
Income from investment operations
a
:
Net investment income (loss)
b
........ —
c
0.01 0.04 (—)
c
0.20
d
0.16
Net realized and unrealized gains (losses) 0.74 3.79 2.21 (3.44) 2.61 0.45
Total from investment operations ........ 0.74 3.80 2.25 (3.44) 2.81 0.61
Less distributions from:
Net investment income .............. (—)
c
(0.09) (0.05) (0.23) — (0.50)
Net realized gains ................. (1.11) — (0.14) — — (0.16)
Total distributions ................... (1.11) (0.09) (0.19) (0.23) — (0.66)
Net asset value, end of period .......... $17.25 $17.62 $13.91 $11.85 $15.52 $12.71
Total return
e
....................... 4.42% 27.48% 19.23% (22.39)% 22.11% 4.47%
Ratios to average net assets
f
Expenses ......................... 1.05% 1.03%
g
1.04%
g
1.04% 1.03%
g
1.05%
Net investment income (loss) .......... 0.02% 0.09% 0.32% (—)%
h
1.42%
d
1.29%
Supplemental data
Net assets , end of period (000’s) ........ $2,553,848 $2,592,377 $2,289,332 $2,138,297 $3,060,714 $2,831,844
Portfolio turnover rate ................ 44.25% 52.04% 47.28% 81.20% 41.83% 52.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.71 $13.21 $11.30 $14.76 $12.18 $12.26
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.06) (0.10) (0.06) (0.10) 0.10
c
0.07
Net realized and unrealized gains (losses) 0.70 3.60 2.11 (3.29) 2.48 0.42
Total from investment operations ........ 0.64 3.50 2.05 (3.39) 2.58 0.49
Less distributions from:
Net investment income .............. — — — (0.07) — (0.41)
Net realized gains ................. (1.11) — (0.14) — — (0.16)
Total distributions ................... (1.11) — (0.14) (0.07) — (0.57)
Net asset value, end of period .......... $16.24 $16.71 $13.21 $11.30 $14.76 $12.18
Total return
d
....................... 4.04% 26.50% 18.33% (23.01)% 21.18% 3.61%
Ratios to average net assets
e
Expenses ......................... 1.80% 1.79%
f
1.79%
f
1.81% 1.80%
f
1.82%
Net investment income (loss) .......... (0.73)% (0.67)% (0.48)% (0.77)% 0.70%
c
0.54%
Supplemental data
Net assets , end of period (000’s) ........ $5,710 $6,187 $6,476 $7,348 $12,585 $18,630
Portfolio turnover rate ................ 44.25% 52.04% 47.28% 81.20% 41.83% 52.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.24)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.64 $13.92 $11.86 $15.53 $12.69 $12.73
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.06 0.08 0.04 0.24
c
0.20
Net realized and unrealized gains (losses) 0.73 3.79 2.19 (3.43) 2.60 0.45
Total from investment operations ........ 0.76 3.85 2.27 (3.39) 2.84 0.65
Less distributions from:
Net investment income .............. (0.05) (0.13) (0.07) (0.28) — (0.53)
Net realized gains ................. (1.11) — (0.14) — — (0.16)
Total distributions ................... (1.16) (0.13) (0.21) (0.28) — (0.69)
Net asset value, end of period .......... $17.24 $17.64 $13.92 $11.86 $15.53 $12.69
Total return
d
....................... 4.54% 27.85% 19.50% (22.14)% 22.38% 4.71%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.78% 0.77% 0.78% 0.78% 0.79%
Expenses net of waiver and payments by
affiliates .......................... 0.76% 0.75% 0.75% 0.76% 0.76% 0.76%
Net investment income ............... 0.31% 0.41% 0.61% 0.29% 1.68%
c
1.59%
Supplemental data
Net assets , end of period (000’s) ........ $25,294 $26,493 $38,834 $34,238 $42,010 $38,885
Portfolio turnover rate ................ 44.25% 52.04% 47.28% 81.20% 41.83% 52.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2025
(unaudited)
Year Ended August 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.65 $13.93 $11.86 $15.54 $12.70 $12.74
Income from investment operations
a
:
Net investment income
b
............. 0.02 0.05 0.07 0.03 0.24
c
0.19
Net realized and unrealized gains (losses) 0.74 3.80 2.21 (3.44) 2.60 0.45
Total from investment operations ........ 0.76 3.85 2.28 (3.41) 2.84 0.64
Less distributions from:
Net investment income .............. (0.05) (0.13) (0.07) (0.27) — (0.52)
Net realized gains ................. (1.11) — (0.14) — — (0.16)
Total distributions ................... (1.16) (0.13) (0.21) (0.27) — (0.68)
Net asset value, end of period .......... $17.25 $17.65 $13.93 $11.86 $15.54 $12.70
Total return
d
....................... 4.55% 27.81% 19.52% (22.22)% 22.36% 4.66%
Ratios to average net assets
e
Expenses ......................... 0.80% 0.79%
f
0.79%
f
0.81% 0.80%
f
0.81%
Net investment income ............... 0.28% 0.33% 0.57% 0.24% 1.64%
c
1.53%
Supplemental data
Net assets , end of period (000’s) ........ $92,469 $93,548 $99,935 $86,424 $115,823 $99,546
Portfolio turnover rate ................ 44.25% 52.04% 47.28% 81.20% 41.83% 52.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Schedule of Investments (unaudited), February 28, 2025
Templeton World Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 97.2%
Canada 1.1%
Canadian Pacific Kansas City Ltd. .... Ground Transportation 360,930 $ 28,113,497
France 7.1%
Airbus SE ...................... Aerospace & Defense 429,780 74,473,693
Safran SA ...................... Aerospace & Defense 442,557 115,877,106
190,350,799
Germany 7.0%
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 1,473,007 54,638,405
SAP SE ....................... Software 380,057 105,466,357
Siemens AG .................... Industrial Conglomerates 115,686 26,541,573
186,646,335
India 3.6%
HDFC Bank Ltd. ................. Banks 3,593,341 71,522,781
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 1,800,567 24,808,171
96,330,952
Japan 0.9%
Keyence Corp. .................. Electronic Equipment, Instruments &
Components 60,889 24,287,253
Taiwan 4.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,148,553 96,034,063
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 65,592 11,841,324
107,875,387
United Kingdom 6.9%
AstraZeneca plc ................. Pharmaceuticals 404,421 61,188,334
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 13,180,076 124,425,294
185,613,628
United States 66.6%
Alphabet, Inc. , A ................. Interactive Media & Services 367,828 62,633,752
a
Amazon.com, Inc. ................ Broadline Retail 723,174 153,515,377
Apple, Inc. ..................... Technology Hardware, Storage & Peripherals 220,627 53,356,434
AT&T, Inc. ...................... Diversified Telecommunication Services 3,644,937 99,907,723
a
Autodesk, Inc. ................... Software 100,819 27,645,578
Bank of America Corp. ............ Banks 1,485,571 68,484,823
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 14,353 71,994,792
BP plc ......................... Oil, Gas & Consumable Fuels 15,219,530 83,743,263
CRH plc ....................... Construction Materials 791,654 81,160,368
Eli Lilly & Co. ................... Pharmaceuticals 66,834 61,529,385
Equifax, Inc. .................... Professional Services 100,251 24,581,545
a
ICON plc ....................... Life Sciences Tools & Services 314,605 59,781,242
Intercontinental Exchange, Inc. ...... Capital Markets 182,664 31,642,885
Kenvue, Inc. .................... Personal Care Products 1,280,947 30,230,349
KeyCorp ....................... Banks 2,315,233 40,099,836
Meta Platforms, Inc. , A ............ Interactive Media & Services 80,599 53,856,252
Microsoft Corp. .................. Software 430,076 170,735,871
NIKE, Inc. , B .................... Textiles, Apparel & Luxury Goods 735,861 58,449,439
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 1,053,880 131,650,690
Salesforce, Inc. .................. Software 170,197 50,693,176
Swiss Re AG .................... Insurance 344,965 55,453,055
Union Pacific Corp. ............... Ground Transportation 93,080 22,961,905
UnitedHealth Group, Inc. ........... Health Care Providers & Services 221,183 105,053,078

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Visa, Inc. , A ..................... Financial Services 276,651 $ 100,344,084
Wells Fargo & Co. ................ Banks 1,060,476 83,056,480
1,782,561,382
Total Common Stocks (Cost $ 2,007,294,231 ) ....................................
2,601,779,233
Short Term Investments 3.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 3.2%
Canada 2.3%
Bank of Montreal , 4.31% , 3/03/25 .... 33,000,000 33,000,000
National Bank of Canada , 4.33% ,
3/03/25 ...................... 28,200,000 28,200,000
61,200,000
France 0.9%
Credit Agricole Corporate & Investment
Bank SA , 4.31% , 3/03/25 ......... 25,000,000 25,000,000
Total Time Deposits (Cost $ 86,200,000 ) ........................................
86,200,000
a a a a a
Total Short Term Investments (Cost $ 86,200,000 ) ................................
86,200,000
a a a
Total Investments (Cost $ 2,093,494,231 ) 100.4% ................................
$2,687,979,233
Other Assets, less Liabilities (0.4) % ...........................................
(10,656,843)
Net Assets 100.0% ...........................................................
$2,677,322,390
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
February 28, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Foreign Fund
Templeton
World Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,239,278,952 $2,093,494,231
Value - Unaffiliated issuers (Includes securities loaned of $31,284,458 and $—, respectively) $2,517,403,473 $2,687,979,233
Cash ................................................................... 96,320 26,887
Receivables:
Investment securities sold .................................................. — 6,646,449
Capital shares sold ....................................................... 445,145 768,273
Dividends and interest .................................................... 11,514,200 6,466,853
European Union tax reclaims (Note 1 d ) ........................................ 124,371 643,431
Other assets ............................................................. 38,832 1,166,877
Total assets ......................................................... 2,529,622,341 2,703,698,003
Liabilities:
Payables:
Capital shares redeemed .................................................. 7,718,431 1,635,982
Management fees ........................................................ 1,150,029 1,447,441
Distribution fees ......................................................... 334,815 500,689
Transfer agent fees ....................................................... 967,314 417,406
Trustees' fees and expenses ................................................ 9,071 5,103
IRS closing agreement payments for European Union tax reclaims (Note 1 d ) ............ 22,197,605 16,147,313
Deferred taxes on unrealized appreciation ....................................... 2,600,368 6,078,279
Accrued expenses and other liabilities .......................................... 272,170 143,400
Total liabilities ........................................................ 35,249,803 26,375,613
Net assets, at value ................................................ $2,494,372,538 $2,677,322,390
Net assets consist of:
Paid-in capital ............................................................ $2,359,337,881 $1,930,070,052
Total distributable earnings (losses) ............................................ 135,034,657 747,252,338
Net assets, at value ................................................ $2,494,372,538 $2,677,322,390

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Foreign Fund
Templeton
World Fund
Class A:
Net assets, at value ...................................................... $1,468,636,847 $2,553,848,428
Shares outstanding ....................................................... 177,192,377 148,075,117
Net asset value per share
a,b
................................................. $8.29 $17.25
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
............... $8.77 $18.25
Class C:
Net assets, at value ...................................................... $14,723,664 $5,710,292
Shares outstanding ....................................................... 1,767,250 351,669
Net asset value and maximum offering price per share
a,b
........................... $8.33 $16.24
Class R:
Net assets, at value ...................................................... $113,620,628 $—
Shares outstanding ....................................................... 14,060,059 —
Net asset value and maximum offering price per share
b
............................ $8.08 $—
Class R6:
Net assets, at value ...................................................... $362,551,099 $25,294,335
Shares outstanding ....................................................... 44,739,576 1,466,842
Net asset value and maximum offering price per share
b
............................ $8.10 $17.24
Advisor Class:
Net assets, at value ...................................................... $534,840,300 $92,469,335
Shares outstanding ....................................................... 65,880,722 5,359,027
Net asset value and maximum offering price per share
b
............................ $8.12 $17.25
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Funds
Financial Statements
Statements of Operations
for the six months ended February 28, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Foreign Fund
Templeton
World Fund
Investment income:
Dividends: (net of foreign taxes of $1,214,787 and $366,942, respectively)
Unaffiliated issuers ....................................................... $20,045,183 $12,853,753
Interest:
Unaffiliated issuers ....................................................... 1,310,208 1,434,006
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 9,805 36,765
Non-controlled affiliates (Note 3f) ............................................ 940 —
Other income (Note 1 d ) ..................................................... — 425
Total investment income .................................................. 21,366,136 14,324,949
Expenses:
Management fees (Note 3 a ) .................................................. 8,866,991 9,309,476
Distribution fees: (Note 3c )
    Class A ............................................................... 1,847,820 3,190,693
    Class C ............................................................... 77,166 29,368
    Class R ............................................................... 282,019 —
Transfer agent fees: (Note 3e )
    Class A ............................................................... 1,062,124 816,354
    Class C ............................................................... 11,076 1,877
    Class R ............................................................... 81,130 —
    Class R6 .............................................................. 74,863 6,310
    Advisor Class ........................................................... 414,077 29,622
Custodian fees ........................................................... 92,795 44,805
Reports to shareholders fees ................................................. 98,203 67,345
Registration and filing fees ................................................... 67,897 63,631
Professional fees .......................................................... 54,905 63,047
Trustees' fees and expenses ................................................. 164,271 164,027
Other ................................................................... 241,093 78,399
Total expenses ........................................................ 13,436,430 13,864,954
Expenses waived/paid by affiliates (Note 3 g ) .................................. (597,110) (2,440)
Net expenses ........................................................ 12,839,320 13,862,514
Net investment income ............................................... 8,526,816 462,435
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
(net of foreign taxes of $474,454 and $406,216, respectively)
Unaffiliated issuers ..................................................... 75,222,698 258,070,058
Foreign currency transactions ............................................... (223,321) (44,052)
Net realized gain (loss) ................................................. 74,999,377 258,026,006
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (129,399,801) (136,603,969)
Translation of other assets and liabilities denominated in foreign currencies ............. (746,623) (254,786)
Change in deferred taxes on unrealized appreciation .............................. 239,364 (4,962,682)
Net change in unrealized appreciation (depreciation) ........................... (129,907,060) (141,821,437)
Net realized and unrealized gain (loss) ........................................... (54,907,683) 116,204,569
Net increase (decrease) in net assets resulting from operations ......................... $(46,380,867) $116,667,004
*
Includes gains from a redemption in-kind (Note 3h).

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Foreign Fund Templeton World Fund
Six Months Ended
February 28, 2025
(unaudited)
Year Ended
August 31, 2024
Six Months Ended
February 28, 2025
(unaudited)
Year Ended
August 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $8,526,816 $64,339,019 $462,435 $2,583,412
Net realized gain (loss) ............ 74,999,377 103,748,878 258,026,006 100,666,254
Net change in unrealized appreciation
(depreciation) ................. (129,907,060) 171,507,654 (141,821,437) 520,751,727
Net increase (decrease) in net
assets resulting from operations . (46,380,867) 339,595,551 116,667,004 624,001,393
Distributions to shareholders:
Class A ........................ (32,084,926) (38,812,451) (158,900,136) (14,953,871)
Class C ........................ (199,047) (295,894) (382,723) —
Class R ........................ (2,255,243) (2,632,847) — —
Class R6 ....................... (9,520,094) (9,644,844) (1,680,416) (205,885)
Advisor Class ................... (13,240,139) (17,081,011) (6,032,030) (895,055)
Total distributions to shareholders ..... (57,299,449) (68,467,047) (166,995,305) (16,054,811)
Capital share transactions: (Note 2 )
Class A ........................ (80,090,332) (157,603,357) 9,224,942 (272,123,294)
Class C ........................ (1,944,211) (6,197,267) (323,185) (1,777,651)
Class R ........................ (3,528,013) (7,085,712) — —
Class R6 ....................... (10,864,495) 9,999,335 (678,841) (17,165,412)
Advisor Class ................... (110,872,827) (70,354,689) 823,146 (32,853,217)
Total capital share transactions ....... (207,299,878) (231,241,690) 9,046,062 (323,919,574)
Net increase (decrease) in net
assets ..................... (310,980,194) 39,886,814 (41,282,239) 284,027,008
Net assets:
Beginning of period ................ 2,805,352,732 2,765,465,918 2,718,604,629 2,434,577,621
End of period ..................... $2,494,372,538 $2,805,352,732 $2,677,322,390 $2,718,604,629

Templeton Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of two separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6 & Advisor Class
Templeton Foreign Fund
Class A, Class C, Class R6 & Advisor Class
Templeton World Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained
over the life of the loan in an amount not less than 100%
of the fair value of loaned securities, as determined at
the close of Fund business each day; any additional
collateral required due to changes in security values is
delivered to the Fund on the next business day. Any cash
collateral received is deposited into a joint cash account
with other funds and is used to invest in a money market
fund managed by Franklin Advisers, Inc., an affiliate of
the Funds. Additionally, at February 28, 2025, Templeton
Foreign Fund held $33,220,247 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statements of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. At February 28, 2025, Templeton World
Fund had no securities on loan.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit or deduction on a shareholder’s income tax return, the Funds
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Funds' shareholders.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Templeton Foreign Fund Templeton World Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended February 28, 2025
Shares sold
a
................................... 3,913,170 $31,634,984 2,606,336 $45,682,906
Shares issued in reinvestment of distributions .......... 3,989,683 30,321,594 8,899,573 149,067,843
Shares redeemed ............................... (17,500,504) (142,046,910) (10,579,314) (185,525,807)
Net increase (decrease) .......................... (9,597,651) $(80,090,332) 926,595 $9,224,942
Year ended August 31, 2024
Shares sold
a
................................... 9,555,624 $75,231,692 6,353,386 $99,358,967
Shares issued in reinvestment of distributions .......... 4,666,810 36,681,131 928,168 13,616,230
Shares redeemed ............................... (33,920,778) (269,516,180) (24,693,083) (385,098,491)
Net increase (decrease) .......................... (19,698,344) $(157,603,357) (17,411,529) $(272,123,294)
Class C
Class C Shares:
Six Months ended February 28, 2025
Shares sold ................................... 85,313 $688,486 22,503 $375,917
Shares issued in reinvestment of distributions .......... 25,725 196,796 23,995 378,875
Shares redeemed
a
.............................. (347,448) (2,829,493) (65,103) (1,077,977)
Net increase (decrease) .......................... (236,410) $(1,944,211) (18,605) $(323,185)
Year ended August 31, 2024
Shares sold ................................... 265,488 $2,125,389 56,191 $817,772
Shares issued in reinvestment of distributions .......... 36,831 290,964 — —
Shares redeemed
a
.............................. (1,083,426) (8,613,620) (176,119) (2,595,423)
Net increase (decrease) .......................... (781,107) $(6,197,267) (119,928) $(1,777,651)
Class R
1. Organization and Significant Accounting Policies
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Foreign Fund Templeton World Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended February 28, 2025
Shares sold ................................... 514,107 $4,029,940 — $—
Shares issued in reinvestment of distributions .......... 304,180 2,253,972 — —
Shares redeemed ............................... (1,225,992) (9,811,925) — —
Net increase (decrease) .......................... (407,705) $(3,528,013) — $—
Year ended August 31, 2024
Shares sold ................................... 1,479,757 $11,427,166 — $—
Shares issued in reinvestment of distributions .......... 342,528 2,627,190 — —
Shares redeemed ............................... (2,720,095) (21,140,068) — —
Net increase (decrease) .......................... (897,810) $(7,085,712) — $—
Class R6
Class R6 Shares:
Six Months ended February 28, 2025
Shares sold ................................... 4,114,401 $32,749,511 134,375 $2,373,701
Shares issued in reinvestment of distributions .......... 1,137,609 8,452,433 95,503 1,598,722
Shares redeemed ............................... (6,500,502) (52,066,439) (264,877) (4,651,264)
Net increase (decrease) .......................... (1,248,492) $(10,864,495) (34,999) $(678,841)
Year ended August 31, 2024
Shares sold ................................... 13,717,923 $107,363,530 309,898 $4,753,315
Shares issued in reinvestment of distributions .......... 1,089,371 8,377,264 13,688 200,657
Shares redeemed ............................... (13,511,386) (105,741,459) (1,610,919) (22,119,384)
Net increase (decrease) .......................... 1,295,908 $9,999,335 (1,287,333) $(17,165,412)
Advisor Class
Advisor Class Shares:
Six Months ended February 28, 2025
Shares sold ................................... 8,590,250 $68,516,986 440,073 $7,708,540
Shares issued in reinvestment of distributions .......... 1,587,795 11,813,196 336,737 5,640,353
Shares redeemed in-kind (Not e 3h) .................. (14,642,321) (116,113,608) — —
Shares redeemed ............................... (9,386,676) (75,089,401) (719,331) (12,525,747)
Net increase (decrease) .......................... (13,850,952) $(110,872,827) 57,479 $823,146
Year ended August 31, 2024
Shares sold ................................... 15,356,768 $118,242,979 1,505,746 $23,667,750
Shares issued in reinvestment of distributions .......... 2,040,870 15,714,698 57,657 845,823
Shares redeemed ............................... (26,736,853) (204,312,366) (3,435,460) (57,366,790)
Net increase (decrease) .......................... (9,339,215) $(70,354,689) (1,872,057) $(32,853,217)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Templeton Foreign Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
Templeton World Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2025, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, Asset Management, an affiliate of Global Advisors, provides subadvisory services to
Templeton World Fund. The subadvisory fee is paid by Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
Templeton
Foreign Fund
Templeton
World Fund
Gross effective investment management fee rate ........ 0.696% 0.696%

Templeton Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Funds. The fee is paid by
Global Advisors based on the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended February 28, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Templeton
Foreign Fund
Templeton
World Fund
Class A ............................... 0.25% 0.25%
Class C ............................... 1.00% 1.00%
Class R ............................... 0.50% —%
Templeton
Foreign Fund
Templeton
World Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $14,635 $12,355
CDSC retained ........................... $1,078 $220
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended February 28, 2025, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Foreign Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.85%, and for R6 do not exceed 0.74%, based on the average net assets of each class until December 31, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until December 31, 2025.
h. Other Affiliated Transactions
During the period ended February 28, 2025, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Templeton Foreign Fund. As a result, on November 22, 2024, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $1,397,640 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
Templeton
Foreign Fund
Templeton
World Fund
Transfer agent fees ........................ $418,865 $314,332 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.06% . $— $3,739,008 $(3,739,008) $— $— $— — $940
Total Affiliated Securities ... $— $3,739,008 $(3,739,008) $— $— $— $940
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2024, the capital loss carryforwards were as follows:
At February 28, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2025, were as follows:
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Templeton Foreign Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also
Templeton
Foreign Fund
Templeton
World Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Long term ............................. $ 202,633,791 $ —
Templeton
Foreign Fund
Templeton
World Fund
a a a
Cost of investments ....................... $2,256,564,730 $2,104,140,116
Unrealized appreciation ..................... $565,327,421 $621,404,099
Unrealized depreciation ..................... (304,488,678) (37,564,982)
Net unrealized appreciation (depreciation) ....... $260,838,743 $583,839,117
Templeton
Foreign Fund
Templeton
World Fund
Purchases .............................. $300,254,100 $1,170,876,821
Sales .................................. $418,215,892 $1,389,018,378

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the
VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the
Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended February 28, 2025, the
Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ — $ 161,432,437 $ — $ 161,432,437
Denmark ............................. — 70,452,337 — 70,452,337
France ............................... — 240,167,052 — 240,167,052
Germany ............................. — 130,196,087 — 130,196,087
Hong Kong ........................... — 98,052,780 — 98,052,780
India ................................ — 46,096,985 — 46,096,985
Japan ............................... — 88,163,638 — 88,163,638
Netherlands ........................... — 103,910,337 — 103,910,337
6. Concentration of Risk
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Portugal .............................. $ — $ 44,299,263 $ — $ 44,299,263
Singapore ............................ — 39,833,303 — 39,833,303
South Korea .......................... — 177,878,951 — 177,878,951
Sweden .............................. — 69,070,403 — 69,070,403
Switzerland ........................... — 52,775,280 — 52,775,280
Taiwan ............................... — 70,936,029 — 70,936,029
United Kingdom ........................ — 419,872,394 — 419,872,394
United States .......................... 198,426,044 452,340,153 — 650,766,197
Short Term Investments ................... — 53,500,000 — 53,500,000
Total Investments in Securities ........... $198,426,044 $2,318,977,429
a
$— $2,517,403,473
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Canada .............................. 28,113,497 — — 28,113,497
France ............................... — 190,350,799 — 190,350,799
Germany ............................. — 186,646,335 — 186,646,335
India ................................ — 96,330,952 — 96,330,952
Japan ............................... — 24,287,253 — 24,287,253
Taiwan ............................... 11,841,324 96,034,063 — 107,875,387
United Kingdom ........................ — 185,613,628 — 185,613,628
United States .......................... 1,643,365,064 139,196,318 — 1,782,561,382
Short Term Investments ................... — 86,200,000 — 86,200,000
Total Investments in Securities ........... $1,683,319,885 $1,004,659,348
b
$— $2,687,979,233
a
Includes foreign securities valued at $2,265,477,429, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $918,459,348, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Currency
GBP
British Pound
HKD
Hong Kong Dollar
Selected Portfolio
ADR American Depositary Receipt

Templeton Funds

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

TLF-SFSOI 04/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

By:	/s/ Jeffery White
Jeffery White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 28, 2025